Offsets	Mar. 27, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-264093
Initial Filing Date	Apr. 04, 2022
Fee Offset Claimed	$ 2,640.52
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock par value $1.00 per share
Unsold Securities Associated with Fee Offset Claimed | shares	390,590
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 21,209,037
Offset Note
(1)
475,327 shares of Common Stock were previously registered under the prospectus supplement filed by the Registrant on April 4, 2022, pursuant to the registration statement on Form
S-3ASR
(File
No. 333-264093)
filed on April 1, 2022, of which 390,590 shares have not been sold. Pursuant to Rule 457(p) under the Securities Act, the filing fee due hereunder is offset by the amount of filing fees of $2,640.52 associated with such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.

Termination / Withdrawal Statement	2,640.52
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-264093
Filing Date	Apr. 04, 2022
Fee Paid with Fee Offset Source	$ 3,213.38